UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-07404

Invesco California Value Municipal Income Trust
(Exact name of registrant as specified in charter)

1555 Peachtree Street, N.E., Suite 1800 Atlanta, Georgia 30309
(Address of principal executive offices) (Zip code)

Sheri Morris 1555 Peachtree Street, N.E., Suite 1800 Atlanta, Georgia 30309
(Name and address of agent for service)

Registrant’s telephone number, including area code:      (713) 626-1919

Date of fiscal year end:      2/28

Date of reporting period:      11/30/18

Item 1. Schedule of Investments.

Invesco California Value Municipal Income Trust

Quarterly Schedule of Portfolio Holdings

November 30, 2018

invesco.com/us	VK-CE-CAVMI-QTR-1 11/18	Invesco Advisers, Inc.

Schedule of Investments

November 30, 2018

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations-159.95%(a)

California-153.32%

ABAG Finance Authority for Non-profit Corps. (Sharp Healthcare); Series 2012 A, RB	5.00%	08/01/2027	$1,000	$1,081,690
Series 2014 A, RB	5.00%	08/01/2043	2,000	2,167,100
Alhambra (City of) (Atherton Baptist Homes); Series 2010 A, RB (b)(c)	7.50%	01/01/2020	1,410	1,483,052
Series 2010 A, RB (b)(c)	7.63%	01/01/2020	750	796,710
Alhambra Unified School District (Election of 2004); Series 2009 B, Unlimited Tax CAB GO Bonds (INS-AGC)(d)(e)	0.00%	08/01/2035	1,120	604,150
Series 2009 B, Unlimited Tax CAB GO Bonds (INS-AGC)(d)(e)	0.00%	08/01/2036	1,805	923,709
Anaheim City School District (Election of 2002); Series 2007, Unlimited Tax CAB GO Bonds (INS-NATL)(d)(e)	0.00%	08/01/2024	4,970	4,258,346
Bay Area Toll Authority (San Francisco Bay Area); Series 2009 F-1, Toll Bridge RB (b)(c)(f)	5.13%	04/01/2019	4,500	4,552,695
Series 2009 F-1, Toll Bridge RB (b)(c)(f)	5.25%	04/01/2019	4,315	4,367,298
Series 2009 F-1, Toll Bridge RB (b)(c)(f)	5.25%	04/01/2019	4,795	4,853,115
Series 2017 F-1, Toll Bridge RB (f)	5.00%	04/01/2056	6,600	7,285,542
Series 2017, Ref. Sub. Toll Bridge RB	4.00%	04/01/2037	3,365	3,490,952
Series 2017, Ref. Sub. Toll Bridge RB	4.00%	04/01/2049	1,240	1,252,797
Bay Area Water Supply & Conservation Agency; Series 2013 A, RB	5.00%	10/01/2034	3,500	3,845,660
Beverly Hills Unified School District (Election of 2008); Series 2009, Unlimited Tax CAB GO Bonds (e)	0.00%	08/01/2026	1,245	1,016,904
Series 2009, Unlimited Tax CAB GO Bonds (e)	0.00%	08/01/2028	3,000	2,263,080
Series 2009, Unlimited Tax CAB GO Bonds (e)	0.00%	08/01/2031	2,010	1,334,821
Series 2009, Unlimited Tax CAB GO Bonds (e)	0.00%	08/01/2032	430	273,519
Brea Olinda Unified School District; Series 2002 A, Ref. COP (INS-AGM)(d)	5.50%	08/01/2020	1,510	1,514,726
California (County of) Tobacco Securitization Agency (Alameda County Tobacco Asset Securitization Corp.); Series 2006C, Tobacco Settlement Sub. CAB RB (e)	0.00%	06/01/2055	22,950	987,309
California (County of) Tobacco Securitization Agency (Los Angeles County Securitization Corp.); Series 2006, Tobacco Settlement Asset-Backed RB	5.70%	06/01/2046	1,970	1,970,473
California (County of) Tobacco Securitization Agency (Stanislaus County Tobacco Funding Corp.); Series 2006A, Tobacco Settlement CAB Sub. RB (e)	0.00%	06/01/2046	10,000	1,561,500
California (State of); Series 2002, Unlimited Tax GO Bonds	6.00%	04/01/2019	2,500	2,536,250
Series 2009 A, Ref. Economic Recovery Unlimited Tax GO Bonds (b)(c)	5.25%	07/01/2019	1,905	1,945,500
Series 2009 A, Ref. Economic Recovery Unlimited Tax GO Bonds (b)(c)	5.25%	07/01/2019	1,095	1,118,280
Series 2009, Various Purpose Unlimited Tax GO Bonds (b)(c)	6.00%	04/01/2019	785	796,414
Series 2009, Various Purpose Unlimited Tax GO Bonds	5.75%	04/01/2031	1,150	1,164,065
Series 2009, Various Purpose Unlimited Tax GO Bonds	6.00%	11/01/2035	2,750	2,851,392
Series 2009, Various Purpose Unlimited Tax GO Bonds	6.00%	04/01/2038	1,430	1,448,876
Series 2010, Unlimited Tax GO Bonds	5.25%	11/01/2040	4,340	4,592,588
Series 2010, Various Purpose Unlimited Tax GO Bonds	5.50%	03/01/2040	5,955	6,200,048
Series 2011, Various Purpose Unlimited Tax GO Bonds	5.00%	09/01/2032	3,050	3,271,613
Series 2011, Various Purpose Unlimited Tax GO Bonds	5.00%	10/01/2041	3,500	3,742,270
Series 2012, Ref. Unlimited Tax GO Bonds	5.25%	02/01/2030	2,210	2,419,309
Series 2012, Various Purpose Unlimited Tax GO Bonds	5.00%	04/01/2042	4,000	4,294,080
Series 2013, Ref. Various Purpose Unlimited Tax GO Bonds	5.25%	09/01/2030	5,000	5,612,850
Series 2013, Various Purpose Unlimited Tax GO Bonds	5.00%	04/01/2037	11,080	12,069,998
Series 2016, Various Purpose Unlimited Tax GO Bonds (f)	5.00%	09/01/2045	6,600	7,383,156
Series 2017, Ref. Unlimited Tax GO Bonds	5.00%	08/01/2035	2,630	2,994,123

See accompanying notes which are an integral part of this schedule.

Invesco California Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)

California (State of) (Green Bonds); Series 2014, Various Purpose Unlimited Tax GO Bonds	5.00%	10/01/2037	$1,755	$1,950,840
California (State of) Community College Financing Authority (Orange Coast Properties LLC- Orange Coast College); Series 2018, RB	5.25%	05/01/2048	1,335	1,439,731
California (State of) Department of Water Resources (Central Valley); Series 2012 AN, Water System RB (b)(c)	5.00%	12/01/2022	1,600	1,793,072
California (State of) Educational Facilities Authority (Art Center College of Design); Series 2018 A, Ref. RB	5.00%	12/01/2044	2,500	2,784,875
California (State of) Educational Facilities Authority (Chapman University); Series 2015, RB	5.00%	04/01/2045	2,180	2,394,011
California (State of) Educational Facilities Authority (Loma Linda University); Series 2017 A, Ref. RB	5.00%	04/01/2042	3,285	3,635,641
California (State of) Educational Facilities Authority (Pitzer College); Series 2009, RB (b)(c)	5.38%	04/01/2020	2,000	2,095,580
Series 2009, RB (b)(c)	6.00%	04/01/2020	1,000	1,055,940
California (State of) Educational Facilities Authority (Stanford University); Series 2010, RB (f)	5.25%	04/01/2040	8,940	11,451,604
California (State of) Health Facilities Financing Authority (Adventist Health System West); Series 2009 A, RB (b)(c)	5.75%	09/01/2019	2,500	2,574,975
California (State of) Health Facilities Financing Authority (Catholic Healthcare West); Series 2009 A, RB (b)(c)	6.00%	07/01/2019	2,500	2,563,100
California (State of) Health Facilities Financing Authority (Cedars-Sinai Medical Center); Series 2009, RB (b)(c)	5.00%	08/15/2019	6,000	6,139,020
California (State of) Health Facilities Financing Authority (Children’s Hospital Los Angeles); Series 2010, RB (b)(c)	5.25%	07/01/2020	5,050	5,321,690
Series 2017 A, Ref. RB	5.00%	08/15/2047	3,285	3,556,965
California (State of) Health Facilities Financing Authority (Kaiser Permanente); Subseries 2017 A-2, RB	4.00%	11/01/2044	4,435	4,531,550
California (State of) Health Facilities Financing Authority (Lucile Packard Children’s Hospital); Series 2012, RB (f)	5.00%	08/15/2051	12,000	12,791,039
California (State of) Health Facilities Financing Authority (Lucile Salter Packard Children’s Hospital at Stanford); Series 2017, RB	4.00%	11/15/2047	1,090	1,099,712
California (State of) Health Facilities Financing Authority (Scripps Health); Series 2010 A, RB (f)	5.00%	11/15/2036	6,250	6,438,438
California (State of) Health Facilities Financing Authority (St. Joseph Health System); Series 2013 A, RB	5.00%	07/01/2037	5,000	5,470,100
California (State of) Health Facilities Financing Authority (Stanford Hospital); Series 2008 A-2, Ref. RB (b)(c)	5.25%	11/15/2021	4,000	4,391,920
California (State of) Health Facilities Financing Authority (Sutter Health); Series 2011 B, RB (b)(c)	5.50%	08/15/2020	3,500	3,723,300
Series 2011 D, Ref. RB (f)	5.25%	08/15/2031	10,000	10,811,300
Series 2018 A, RB	5.00%	11/15/2048	2,000	2,193,300
California (State of) Municipal Finance Authority (Albert Einstein Academies); Series 2013, Charter School RB	6.75%	08/01/2033	1,555	1,702,492
California (State of) Municipal Finance Authority (American Heritage Education Foundation); Series 2016A, Ref. RB	5.00%	06/01/2046	1,000	1,046,380
California (State of) Municipal Finance Authority (Bella Mente Montessori Academy); Series 2018 A, Charter School Lease RB (g)	5.00%	06/01/2038	560	577,937
Series 2018 A, Charter School Lease RB (g)	5.00%	06/01/2048	1,340	1,372,549
California (State of) Municipal Finance Authority (California Baptist University); Series 2016A, RB (g)	5.00%	11/01/2046	1,200	1,270,608
California (State of) Municipal Finance Authority (Caritas Affordable Housing, Inc.); Series 2014 A, Sr. Mobile Home Park RB	5.25%	08/15/2049	3,700	3,956,669
California (State of) Municipal Finance Authority (Caritas Projects); Series 2017 A, Ref. Sr. Mobile Home Park RB	4.00%	08/15/2042	2,055	2,008,680
California (State of) Municipal Finance Authority (Community Medical Centers); Series 2017 A, Ref. RB	5.00%	02/01/2047	3,620	3,928,641
California (State of) Municipal Finance Authority (Eisenhower Medical Center); Series 2010 A, RB (b)(c)	5.75%	07/01/2020	3,850	4,083,810
Series 2017 A, Ref. RB	5.00%	07/01/2047	1,500	1,617,180
California (State of) Municipal Finance Authority (Palmdale Aerospace Academy (The)); Series 2018 A, Charter School RB (g)	5.00%	07/01/2049	1,200	1,224,636
California (State of) Municipal Finance Authority (Touro College and University System); Series 2014 A, RB	5.25%	01/01/2040	1,000	1,065,480

See accompanying notes which are an integral part of this schedule.

Invesco California Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)

California (State of) Municipal Finance Authority (University of La Verne); Series 2017 A, Ref. RB	5.00%	06/01/2043	$1,150	$1,268,818
California (State of) Pollution Control Finance Authority; Series 2012, Water Furnishing RB (g)(h)	5.00%	07/01/2027	2,500	2,637,825
Series 2012, Water Furnishing RB (g)(h)	5.00%	07/01/2037	6,000	6,199,860
California (State of) Pollution Control Financing Authority (Pacific Gas & Electric Co.); Series 1996C, Ref. VRD PCR (LOC - Mizuho Bank, Ltd.)(i)(j)	2.06%	11/01/2026	1,600	1,600,000
California (State of) Pollution Control Financing Authority (San Jose Water Co.); Series 2010 A, RB	5.10%	06/01/2040	5,000	5,276,950
California (State of) Public Works Board (Judicial Council); Series 2013 A, Lease RB	5.00%	03/01/2038	5,450	5,911,288
California (State of) Public Works Board (Various Capital); Series 2012 G, Lease RB	5.00%	11/01/2032	1,500	1,643,370
California (State of) Public Works Board (Various State Universities); Series 2013 H, Lease RB (b)(c)	5.00%	09/01/2023	8,345	9,516,555
Series 2013 H, Lease RB (b)(c)	5.00%	09/01/2023	2,000	2,280,780
California (State of) School Finance Authority (Alliance for College-Ready Public Schools); Series 2013 A, School Facility RB	6.30%	07/01/2043	2,000	2,209,860
Series 2015, School Facility RB (g)	5.00%	07/01/2045	2,635	2,756,473
California (State of) School Finance Authority (Aspire Public Schools); Series 2016, Ref. Charter School RB (g)	5.00%	08/01/2046	1,500	1,568,985
California (State of) School Finance Authority (Green Dot Public Schools); Series 2018 A, School Facility RB (g)	5.00%	08/01/2048	1,750	1,848,717
California (State of) School Finance Authority (KIPP LA); Series 2014 A, Facilities RB	5.00%	07/01/2034	600	637,398
Series 2014 A, Facilities RB	5.13%	07/01/2044	750	789,473
Series 2015 A, Facilities RB (g)	5.00%	07/01/2045	1,150	1,211,122
California (State of) School Finance Authority (New Designs Charter School); Series 2012 A, Educational Facilities RB	5.25%	06/01/2032	3,080	3,155,860
Series 2012, Educational Facilities RB	5.50%	06/01/2042	450	459,725
California (State of) Statewide Communities Development Authority;	5.00%	04/01/2042	5,000	5,313,450
Series 2011, School Facilities RB	6.75%	07/01/2031	1,425	1,527,144
California (State of) Statewide Communities Development Authority (Adventist Health System); Series 2015, Ref. RB	5.00%	03/01/2033	1,730	1,962,097
Series 2015, Ref. RB	5.00%	03/01/2045	5,585	6,140,707
California (State of) Statewide Communities Development Authority (Alliance for College-Ready Public Schools); Series 2012 A, School Facility RB	6.37%	07/01/2047	2,060	2,205,786
California (State of) Statewide Communities Development Authority (American Baptist Homes of the West); Series 2010, RB	6.25%	10/01/2039	4,000	4,129,240
California (State of) Statewide Communities Development Authority (California Baptist University); Series 2014 A, RB	6.37%	11/01/2043	4,035	4,546,113
Series 2017 A, Ref. RB (g)	5.00%	11/01/2041	1,000	1,071,190
California (State of) Statewide Communities Development Authority (Cottage Health System Obligated Group); Series 2010, RB	5.25%	11/01/2030	4,325	4,574,206
California (State of) Statewide Communities Development Authority (Front Porch Communities & Services); Series 2017, Ref. RB	5.00%	04/01/2047	4,580	4,993,986
California (State of) Statewide Communities Development Authority (Henry Mayo Newhall Memorial Hospital); Series 2014 A, RB (INS-AGM)(d)	5.25%	10/01/2043	1,500	1,632,750
California (State of) Statewide Communities Development Authority (John Muir Health); Series 2016A, Ref. RB	5.00%	08/15/2051	1,250	1,369,937
California (State of) Statewide Communities Development Authority (Lancer Educational Student Housing); Series 2016, Ref. RB (g)	5.00%	06/01/2046	2,000	2,103,240
California (State of) Statewide Communities Development Authority (Loma Linda University Medical Center); Series 2014, RB	5.50%	12/01/2054	3,500	3,686,550
Series 2016A, RB (g)	5.25%	12/01/2056	1,150	1,193,355
California (State of) Statewide Communities Development Authority (Methodist Hospital of Sothern California); Series 2018; Hospital RB	5.00%	01/01/2048	1,005	1,075,742

See accompanying notes which are an integral part of this schedule.

Invesco California Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)

California (State of) Statewide Communities Development Authority (Methodist Hospital); Series 2009, RB (b)(c)	6.75%	08/01/2019	$1,785	$1,844,316
California (State of) Statewide Communities Development Authority (Southern California Presbyterian Homes); Series 2009, Senior Living RB (g)	7.25%	11/15/2041	2,000	2,084,880
California (State of) Statewide Communities Development Authority (Trinity Health Credit Group); Series 2011, Ref. RB (f)	5.00%	12/01/2041	10,090	10,924,544
California (State of) Statewide Communities Development Authority (University of California - Irvine East Campus Apartments); Series 2017, Student Housing RB	5.00%	05/15/2050	3,500	3,782,590
California (State of) Statewide Finance Authority (Pooled Tobacco Securitization); Series 2006A, Tobacco Settlement CAB Turbo RB (e)	0.00%	06/01/2046	17,000	2,619,360
California Infrastructure & Economic Development Bank; Series 2003 A, First Lien Bay Area Toll Bridges Seismic Retrofit RB (b)(c)	5.00%	01/01/2028	1,500	1,831,560
California Infrastructure & Economic Development Bank (Independent System Operator Corp.); Series 2013, Ref. RB	5.00%	02/01/2039	3,000	3,258,570
California Municipal Finance Authority (LINXS APM Project); Series 2018 A, Senior Lien RB	5.00%	12/31/2038	3,995	4,332,258
California Public Finance Authority (Henry Mayo Newhall Hospital); Series 2017, Ref. RB	5.00%	10/15/2047	2,750	2,897,730
California State University; Series 2009 A, Systemwide RB (b)(c)	5.25%	05/01/2019	5,000	5,075,950
Series 2012 A, Systemwide RB (f)	5.00%	11/01/2037	2,010	2,206,839
Series 2015 A, Ref. RB	5.00%	11/01/2043	3,000	3,370,740
Cerritos Community College District (Election of 2012); Series 2018 B, Unlimited Tax GO Bonds	4.00%	08/01/2043	3,665	3,742,698
Clovis Unified School District (Election of 2004); Series 2004 A, Unlimited Tax CAB GO Bonds (INS-NATL)(d)(e)	0.00%	08/01/2029	625	442,788
Compton (City of); Series 2009, Water RB	6.00%	08/01/2039	1,750	1,777,667
Corona-Norco Unified School District (Community Facilities District No. 98-1); Series 2013, Ref. Special Tax RB	5.00%	09/01/2027	1,000	1,102,630
Series 2013, Ref. Special Tax RB	5.00%	09/01/2029	1,720	1,892,241
Series 2013, Ref. Special Tax RB	5.00%	09/01/2032	1,000	1,096,980
Daly City (City of) Housing Development Finance Agency (Franciscan Mobile Home Park Acquisition); Series 2007 C, Ref. Third Tier Mobile Home Park RB	6.50%	12/15/2047	1,825	1,826,953
Dry Creek Joint Elementary School District (Election of 2008-Measure E); Series 2009, Unlimited Tax CAB GO Bonds (e)	0.00%	08/01/2039	4,420	1,880,489
Series 2009, Unlimited Tax CAB GO Bonds (e)	0.00%	08/01/2048	2,860	791,219
East Bay Municipal Utility District; Series 2010 A, Ref. Sub. Water System RB (b)(c)(f)	5.00%	06/01/2020	2,745	2,879,532
Eden (Township of) Healthcare District; Series 2010, COP (b)(c)	6.00%	06/01/2020	1,500	1,593,225
Series 2010, COP (b)(c)	6.13%	06/01/2020	500	531,990
El Segundo Unified School District (Election of 2008); Series 2009 A, Unlimited Tax CAB GO Bonds (e)	0.00%	08/01/2031	2,735	1,771,624
Series 2009 A, Unlimited Tax CAB GO Bonds (e)	0.00%	08/01/2033	615	361,399
Escondido Union School District (Election of 2014); Series 2018 B, Unlimited Tax GO Bonds	4.00%	08/01/2047	3,310	3,356,174
Fontana (City of) Community Facilities District No. 22 (Sierra Hills South); Series 2014, Ref. Special Tax RB	5.00%	09/01/2034	1,000	1,066,100
Foothill-De Anza Community College District; Series 2011 C, Unlimited Tax GO Bonds (b)(c)(f)	5.00%	08/01/2021	13,500	14,634,404
Foothill-Eastern Transportation Corridor Agency; Series 1995 A, Sr. Lien Toll Road CAB RB (b)(e)	0.00%	01/01/2027	2,950	2,383,157
Series 2015, Ref. CAB Toll Road RB (INS-AGM)(d)(e)	0.00%	01/15/2035	6,245	3,319,780
Fremont Community Facilities District No. 1 (Pacific Commons); Series 2015, Ref. Special Tax RB	5.00%	09/01/2035	1,880	2,022,222
Series 2015, Ref. Special Tax RB	5.00%	09/01/2045	2,095	2,227,781
Garden Grove (City of) Agency for Community Development; Series 2008, Sub. RN	6.00%	10/01/2027	1,230	1,212,522
Gilroy Unified School District (Election of 2008); Series 2009 A, Unlimited Tax CAB GO Bonds (b)(e)	0.00%	08/01/2029	85	63,332
Series 2009 A, Unlimited Tax CAB GO Bonds (INS-AGC)(d)(e)	0.00%	08/01/2029	665	467,189

See accompanying notes which are an integral part of this schedule.

Invesco California Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)

Golden State Tobacco Securitization Corp.; Series 2013 A, Enhanced Tobacco Settlement Asset-Backed RB	5.00%	06/01/2030	$3,000	$3,291,360
Series 2015 A, Ref. Tobacco Settlement Asset-Backed RB	5.00%	06/01/2040	1,805	1,971,962
Series 2015 A, Ref. Tobacco Settlement Asset-Backed RB	5.00%	06/01/2045	2,200	2,391,466
Series 2017 A-1, Ref. Tobacco Settlement RB	5.00%	06/01/2029	1,500	1,642,125
Series 2018 A-1, Ref. Tobacco Settlement Asset-Backed RB	5.00%	06/01/2047	7,370	7,088,687
Series 2018 A-2, Ref. Tobacco Settlement Asset-Backed RB	5.00%	06/01/2047	12,920	12,403,329
Grossmont Union High School District (Election of 2004); Series 2006, Unlimited Tax CAB GO Bonds (INS-NATL)(d)(e)	0.00%	08/01/2024	3,000	2,605,110
Grossmont-Cuyamaca Community College District (Election of 2012); Series 2018 B, Unlimited Tax CAB GO Bonds	4.00%	08/01/2047	3,330	3,378,218
Inland Empire Tobacco Securitization Authority; Series 2007 C-1, Asset-Backed Tobacco Settlement CAB Turbo RB (e)	0.00%	06/01/2036	15,000	4,352,700
Series 2007 C-2, Asset-Backed Tobacco Settlement CAB Turbo RB (e)	0.00%	06/01/2047	35,000	4,503,450
Irvine (City of) (Reassessment District No. 12-1); Series 2012, Limited Obligation Special Assessment Improvement Bonds	5.00%	09/02/2024	1,145	1,256,992
Series 2012, Limited Obligation Special Assessment Improvement Bonds	5.00%	09/02/2025	500	547,585
Irvine (City of) (Reassessment District No. 13-1); Series 2013, Limited Obligation Special Assessment Improvement Bonds	5.00%	09/02/2025	355	396,145
Series 2013, Limited Obligation Special Assessment Improvement Bonds	5.00%	09/02/2026	400	443,516
Series 2013, Limited Obligation Special Assessment Improvement Bonds	5.00%	09/02/2027	325	357,607
Series 2013, Limited Obligation Special Assessment Improvement Bonds	5.00%	09/02/2028	350	382,344
Series 2013, Limited Obligation Special Assessment Improvement Bonds	5.00%	09/02/2029	705	767,541
Irvine (City of) Community Facilities District No. 2013-3 (Great Park Improvement Area No. 1); Series 2014, Special Tax RB	5.00%	09/01/2044	1,055	1,113,014
Series 2014, Special Tax RB	5.00%	09/01/2049	1,055	1,110,240
Irvine Ranch Water District; Series 2016, Special Assessment RB (f)	5.25%	02/01/2046	8,175	9,473,517
Irvine Unified School District; Series 2015, Ref. Special Tax RB (INS-BAM)(d)	5.00%	09/01/2038	1,500	1,641,525
Irvine Unified School District (Community Facilities District No. 09-1); Series 2017 B, Special Tax RB	5.00%	09/01/2047	500	534,645
Irvine Unified School District No. 09-1; Series 2018 A, Ref. Special Tax RB	5.00%	09/01/2049	1,575	1,681,738
La Quinta (City of) Successor Agency to the Redevelopment Agency (Areas No. 1 and 2); Series 2013 A, Ref. Sub. Tax Allocation RB	5.00%	09/01/2027	1,000	1,117,150
Series 2013 A, Ref. Sub. Tax Allocation RB	5.00%	09/01/2028	4,000	4,464,800
Lancaster (City of) Redevelopment Agency (Combined Redevelopment Areas); Series 2009, Tax Allocation RB (b)(c)	6.87%	08/01/2019	575	594,573
Series 2009, Tax Allocation RB (b)(c)	6.87%	08/01/2019	425	439,467
Long Beach (City of); Series 2010 A, Sr. Airport RB	5.00%	06/01/2040	1,590	1,656,955
Series 2015, Marina System RB	5.00%	05/15/2026	1,000	1,109,010
Series 2015, Marina System RB	5.00%	05/15/2045	2,635	2,834,522
Long Beach (City of) (Long Beach Towne Center); Series 2008, Special Tax RB	5.75%	10/01/2025	2,000	2,017,580
Long Beach (City of) Bond Finance Authority; Series 2007 A, Natural Gas Purchase RB	5.50%	11/15/2037	1,480	1,857,163
Long Beach Unified School District; Series 2012, Ref. Unlimited Tax GO Bonds (f)	5.00%	08/01/2031	11,625	12,786,338
Los Alamitos Unified School District; Series 2013, Unlimited Tax GO Bonds	6.01%	08/01/2040	3,340	2,887,898
Los Angeles (City of) (Sonnenblick Del Rio); Series 2000, Sr. COP (INS-AMBAC)(d)	6.00%	11/01/2019	815	817,665
Los Angeles (City of) Community Facilities District No. 4 (Playa Vista - Phase 1); Series 2014, Ref. Special Tax RB	5.00%	09/01/2029	1,000	1,117,810
Series 2014, Ref. Special Tax RB	5.00%	09/01/2030	1,000	1,112,200
Los Angeles (City of) Department of Airports (Los Angeles International Airport); Series 2010 A, Sr. RB (f)	5.00%	05/15/2035	6,000	6,253,440
Series 2010 D, Sr. RB (f)	5.25%	05/15/2033	10,000	10,481,300
Series 2017 A, Sub. RB (h)	5.00%	05/15/2037	1,500	1,674,690
Series 2017 A, Sub. RB (h)	5.00%	05/15/2042	1,000	1,103,350

See accompanying notes which are an integral part of this schedule.

Invesco California Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)

Los Angeles (City of) Department of Water & Power; Series 2009 A, Waterworks RB	5.38%	07/01/2038	$2,000	$2,005,800
Series 2011 A, Power System RB (f)	5.00%	07/01/2022	9,200	9,959,920
Series 2011 A, Waterworks RB	5.25%	07/01/2039	2,000	2,124,040
Series 2012 A, Waterworks RB (f)	5.00%	07/01/2043	5,250	5,684,910
Series 2012 B, Ref. Sub. Wastewater System RB (f)	5.00%	06/01/2032	10,000	10,931,100
Series 2013 B, Waterworks RB	5.00%	07/01/2027	3,000	3,377,550
Los Angeles County Schools Regionalized Business Services Corp. (Los Angeles County Schools Pooled Financing Program); Series 1999 A, CAB COP (INS-AMBAC)(d)(e)	0.00%	08/01/2026	1,200	940,296
Los Angeles Unified School District (Election of 2002); Series 2009 D, Unlimited Tax GO Bonds	5.00%	01/01/2034	2,000	2,033,820
Los Angeles Unified School District (Election of 2004); Series 2009 I, Unlimited Tax GO Bonds (INS-AGC)(d)	5.00%	01/01/2034	5,950	6,050,614
Marin (County of) Water District Financing Authority; Series 2012 A, Sub. Lien RB	5.00%	07/01/2044	4,000	4,332,800
Series 2017, Sub. RB (f)	5.00%	07/01/2047	6,035	6,815,748
Menifee Union School District (Election of 2008); Series 2009 C, Unlimited Tax CAB GO Bonds (INS-AGC)(d)(e)	0.00%	08/01/2034	850	470,722
Modesto (City of) (Community Center Refinancing); Series 1993 A, COP (INS-AMBAC)(d)	5.00%	11/01/2023	2,990	3,097,969
Montebello Unified School District (Election of 2004); Series 2009 A-1, Unlimited Tax GO Bonds (b)	5.25%	08/01/2019	1,000	1,023,850
Moorpark Unified School District (Election of 2008); Series 2009 A, Unlimited Tax CAB GO Bonds (INS-AGC)(d)(e)	0.00%	08/01/2031	2,000	1,273,160
Moreland School District (Crossover Series 14); Series 2006C, Ref. Unlimited Tax CAB GO Bonds (INS-AMBAC)(d)(e)	0.00%	08/01/2029	1,250	870,850
M-S-R Energy Authority; Series 2009 B, Gas RB	6.12%	11/01/2029	1,000	1,232,010
Mt. San Antonio (City of) Community College District (Election 2008); Series 2013 A, Unlimited Tax Conv. CAB GO Bonds (k)	6.25%	08/01/2043	4,000	3,274,520
Murrieta (City of) Public Financing Authority; Series 2012, Ref. Special Tax RB	5.00%	09/01/2025	975	1,057,514
Series 2012, Ref. Special Tax RB	5.00%	09/01/2026	1,000	1,081,290
Murrieta Valley Unified School District Public Financing Authority (Election of 2006); Series 2008, Unlimited Tax CAB GO Bonds (INS-AGM)(d)(e)	0.00%	09/01/2031	6,670	4,265,265
National City (City of) Community Development Commission (National City Redevelopment); Series 2011, Tax Allocation RB (b)(c)	7.00%	08/01/2021	750	849,818
Northern California Power Agency (Hydroelectric No. 1); Series 2012, Ref. RB	5.00%	07/01/2032	1,700	1,859,103
Northern California Transmission Agency (California-Oregon Transmission); Series 2016, Ref. RB	5.00%	05/01/2039	1,500	1,684,950
Norwalk-La Mirada Unified School District; Series 2005 B, Unlimited Tax CAB GO Bonds (INS-AGM)(d)(e)	0.00%	08/01/2029	6,000	4,286,580
Oak Grove School District (Election of 2008); Series 2009 A, Unlimited Tax CAB GO Bonds (e)	0.00%	08/01/2028	670	501,589
Oakland (Port of); Series 2012 P, Ref. Sr. Lien RB (h)	5.00%	05/01/2028	3,000	3,243,630
Oakland Unified School District (County of Alameda); Series 2015 A, Unlimited Tax GO Bonds	5.00%	08/01/2040	2,430	2,725,998
Orange (County of) Community Facilities District (No. 2004-1 Ladera Ranch); Series 2014 A, Ref. Special Tax RB	5.00%	08/15/2033	1,000	1,073,930
Series 2014 A, Ref. Special Tax RB	5.00%	08/15/2034	1,000	1,071,760
Orange (County of) Community Facilities District No. 2015-1 (Esencia Village); Series 2015 A, Special Tax RB	5.00%	08/15/2035	275	295,009
Series 2015 A, Special Tax RB	5.25%	08/15/2045	3,645	3,923,478
Orange (County of) Community Facilities District No. 2016-1 (Esencia Village); Series 2016A, Special Tax RB	5.00%	08/15/2046	3,000	3,177,330
Orange (County); Series 2009 A, Airport RB	5.00%	07/01/2031	1,000	1,018,820
Palm Springs (City of) (Palm Springs International Airport); Series 2006, Ref. Sub. Airport Passenger Facility Charge RB (h)	5.45%	07/01/2020	135	135,023
Series 2006, Ref. Sub. Airport Passenger Facility Charge RB (h)	5.55%	07/01/2028	285	284,989
Series 2008, Ref. Sub. Airport Passenger Facility Charge RB (h)	6.40%	07/01/2023	250	250,185
Series 2008, Ref. Sub. Airport Passenger Facility Charge RB (h)	6.50%	07/01/2027	175	175,081
Palomar Community College District; Series 2010, Unlimited Tax Conv. CAB GO Bonds (k)	6.38%	08/01/2045	6,670	5,114,423

See accompanying notes which are an integral part of this schedule.

Invesco California Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)

Palomar Pomerado Health; Series 2009, COP (b)(c)	6.75%	11/01/2019	$3,000	$3,134,790
Pico Rivera (City of) Water Authority (Water System); Series 1999 A, RB (INS-NATL)(d)	5.50%	05/01/2019	220	222,911
Planada Elementary School District (Election of 2008); Series 2009 B, Unlimited Tax CAB GO Bonds (INS-AGC)(d)(e)	0.00%	07/01/2049	8,440	2,081,051
Rancho Cordova (City of) Community Facilities District No. 2003-1 (Sunridge Anatolia); Series 2012, Ref. Special Tax RB	5.00%	09/01/2032	1,425	1,513,678
Series 2012, Ref. Special Tax RB	5.00%	09/01/2037	1,495	1,580,454
Regents of the University of California; Series 2009 O, General RB (b)(c)	5.25%	05/15/2019	425	431,974
Series 2009 O, General RB (b)(c)	5.25%	05/15/2019	830	843,620
Series 2009 O, General RB (b)(c)(f)	5.25%	05/15/2019	7,500	7,623,075
Series 2009 O, General RB (b)(c)	5.25%	05/15/2019	245	249,020
Series 2013 AI, General RB (f)	5.00%	05/15/2038	6,000	6,569,100
Series 2016L, Ref. Medical Center Pooled RB (f)	5.00%	05/15/2041	6,580	7,281,296
Series 2018 O, Limited RB	5.00%	05/15/2048	10,000	11,266,100
Richmond (City of) Joint Powers Financing Authority (Point Potrero); Series 2009 A, Lease RB	6.25%	07/01/2024	2,000	2,050,060
Riverside (City of); Series 2008 B, Water RB (INS-AGM)(d)	5.00%	10/01/2033	1,000	1,010,630
Series 2008 D, Electric RB (INS-AGM)(d)	5.00%	10/01/2028	2,085	2,106,079
Riverside (County of) Community Facilities District No. 07-2 (Clinton Keith); Series 2015, Special Tax Bonds	5.00%	09/01/2040	2,760	2,973,900
Series 2015, Special Tax Bonds	5.00%	09/01/2044	1,500	1,613,475
Riverside (County of) Public Financing Authority (Desert Communities and Interstate 215 Corridor); Series 2017 A, Tax Allocation RB (INS-BAM)(d)	5.00%	10/01/2035	1,370	1,542,140
Riverside (County of) Transportation Commission; Series 2010 A, Limited Sales Tax RB (b)(c)	5.00%	06/01/2020	2,000	2,098,020
Romoland School District Community Facilities No. 2004-1; Series 2015, Ref. Special Tax Bonds	5.00%	09/01/2038	1,660	1,771,286
Roseville Joint Union High School District; Series 1995 B, Unlimited Tax CAB GO Bonds (INS-NATL)(d)(e)	0.00%	06/01/2020	645	613,131
Sacramento (City of) California (Convesntion Center Complex); Series A, Sr. RB	5.00%	06/01/2048	3,000	3,345,120
Sacramento (City of) Municipal Utility District; Series 2011 X, Ref. Electric RB (b)(c)	5.00%	08/15/2021	730	789,203
Series 2011 X, Ref. Electric RB	5.00%	08/15/2027	2,120	2,285,699
Sacramento (County of); Series 2010, Sr. Airport System RB	5.00%	07/01/2040	5,000	5,209,450
Series 2018 C, Ref. Sr. Airport System RB (h)	5.00%	07/01/2039	3,315	3,702,988
Sacramento (County of) Sanitation Districts Financing Authority (Sacramento Regional County Sanitation District); Series 2011 A, Ref. RB	5.00%	12/01/2026	1,500	1,632,270
San Diego (City of) Public Facilities Financing Authority; Series 2009 B, Water RB (b)(c)	5.38%	08/01/2019	5,000	5,123,350
Subseries 2012 A, Ref. Water RB	5.00%	08/01/2032	5,000	5,482,850
San Diego (City of) Public Facilities Financing Authority (Capital Improvement); Series 2012 A, Lease RB	5.00%	04/15/2037	3,000	3,244,890
San Diego (City of) Redevelopment Agency (Centre City Redevelopment); Series 1999 A, RB	6.40%	09/01/2025	2,175	2,183,004
San Diego (City of) Regional Building Authority (County Operations Center); Series 2016A, RB	5.00%	10/15/2035	1,500	1,707,480
San Diego (County of) Regional Airport Authority; Series 2010 A, Sub. RB	5.00%	07/01/2034	4,880	5,096,818
Series 2010 A, Sub. RB	5.00%	07/01/2040	2,500	2,607,900
San Diego (County of) Regional Transportation Commission; Series 2014 A, Sales & Use Tax RB (f)	5.00%	04/01/2048	7,020	7,804,625
San Diego Community College District (Election of 2002); Series 2009, Unlimited Tax GO Bonds (b)(c)(f)	5.25%	08/01/2019	5,000	5,120,950
San Diego Unified School District; Series 2012 R-2, Ref. Unlimited Tax Conv. CAB GO Bonds (k)	6.63%	07/01/2041	2,500	1,977,900

See accompanying notes which are an integral part of this schedule.

Invesco California Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)

San Francisco (City & County of) Airport Commission (San Francisco International Airport); Series 2010 F, Second Series RB	5.00%	05/01/2040	$4,000	$4,139,760
Series 2011 C, Ref. Second Series RB (h)	5.00%	05/01/2023	3,000	3,197,850
Series 2011 F, Ref. Second Series RB (h)	5.00%	05/01/2025	5,000	5,320,050
Series 2011 G, Ref. Second Series Government Loan Program RB (b)(c)	5.25%	05/03/2021	2,170	2,344,425
Series 2011 G, Ref. Second Series Government Loan Program RB	5.25%	05/01/2028	830	895,678
Series 2018 D, Second Series RB (f)(h)	5.25%	05/01/2048	10,500	11,854,605
San Francisco (City & County of) Airport Commission (San Francisco International Airport-SFO Fuel Co. LLC); Series 2000 A, Special Facilities Lease RB (INS-AGM)(d)(h)	6.12%	01/01/2027	1,660	1,670,491
San Francisco (City & County of) Public Utilities Commission (Water System Improvement Program); Subseries 2011 A, Water RB (f)	5.00%	11/01/2036	6,300	6,804,441
San Francisco (City & County of) Redevelopment Financing Authority (Mission Bay North Redevelopment); Series 2011 C, Tax Allocation RB (b)(c)	6.50%	02/01/2021	400	439,880
Series 2011 C, Tax Allocation RB (b)(c)	6.75%	02/01/2021	500	552,485
San Francisco (City & County of) Successor Agency to the Redevelopment Agency (Mission Bay South Redevelopment); Series 2014 A, Tax Allocation RB	5.00%	08/01/2026	220	248,739
Series 2014 A, Tax Allocation RB	5.00%	08/01/2028	370	415,218
Series 2014 A, Tax Allocation RB	5.00%	08/01/2029	450	503,487
Series 2014 A, Tax Allocation RB	5.00%	08/01/2032	785	870,487
Series 2014 A, Tax Allocation RB	5.00%	08/01/2033	375	414,806
Series 2014 A, Tax Allocation RB	5.00%	08/01/2043	1,000	1,091,980
San Francisco (City & County of) Successor Agency to the Redevelopment Agency Community Facilities District No. 6(Mission Bay South Public Improvement); Series 2013 A, Ref. Special Tax RB	5.00%	08/01/2033	1,635	1,753,881
San Francisco (City of) Bay Area Rapid Transit District; Series 2010, Ref. RB (b)(c)	5.00%	07/01/2020	1,000	1,050,740
Series 2012 A, Sales Tax RB	5.00%	07/01/2036	6,565	7,205,481
San Francisco (City of) Bay Area Rapid Transit District (Election of 2004); Series 2013 C, Unlimited Tax GO Bonds (f)	5.00%	08/01/2037	5,000	5,565,800
San Francisco (City of) Bay Area Rapid Transit District (Election of 2016 Green Bond); Series 2017 A-1, Unlimited Tax GO Bonds (f)	5.00%	08/01/2047	6,575	7,464,203
San Francisco (City of) Utilities Commission; Series 2012, Water RB	5.00%	11/01/2036	5,000	5,438,500
San Joaquin Hills Transportation Corridor Agency; Series 2014 A, Ref. Sr. Lien Toll Road RB	5.00%	01/15/2044	3,275	3,483,814
San Jose (City of) Financing Authority (Civic Center); Series 2013 A, Ref. RB	5.00%	06/01/2039	5,000	5,493,600
San Jose Evergreen Community College District (Election of 2004); Series 2008 B, Unlimited Tax CAB GO Bonds (INS-AGM)(d)(e)	0.00%	09/01/2032	1,000	631,770
San Luis Obispo (County of) Financing Authority (Lopez Dam Improvement); Series 2011 A, Ref. RB (INS-AGM)(d)	5.00%	08/01/2030	2,500	2,673,425
Sanger Unified School District; Series 1999, Ref. Unlimited Tax GO Bonds (INS-NATL)(d)	5.60%	08/01/2023	855	897,408
Santa Ana Unified School District (Financing Project); Series 1999, CAB COP (INS-AGM)(d)(e)	0.00%	04/01/2036	1,000	492,400
Santa Margarita Water District (Community Facilities District No. 2013-1); Series 2013, Special Tax RB	5.63%	09/01/2036	2,000	2,139,420
Series 2013, Special Tax RB	5.63%	09/01/2043	3,000	3,207,120
Silicon Valley Tobacco Securitization Authority (Santa Clara); Series 2007 A, Tobacco Settlement CAB Turbo RB (e)	0.00%	06/01/2036	7,000	2,531,550
Simi Valley Unified School District (Election of 2004); Series 2007 C, Unlimited Tax CAB GO Bonds (INS-AGM)(d)(e)	0.00%	08/01/2028	1,520	1,105,937
Series 2007 C, Unlimited Tax CAB GO Bonds (INS-AGM)(d)(e)	0.00%	08/01/2029	5,000	3,476,100
Series 2007 C, Unlimited Tax CAB GO Bonds (INS-AGM)(d)(e)	0.00%	08/01/2030	1,210	802,823

See accompanying notes which are an integral part of this schedule.

Invesco California Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)

South Orange (County of) Public Financing Authority (Ladera Ranch); Series 2014 A, Ref. Sr. Lien Special Tax RB	5.00%	08/15/2028	$750	$811,995
Series 2014 A, Ref. Sr. Lien Special Tax RB	5.00%	08/15/2029	900	969,966
Series 2014 A, Ref. Sr. Lien Special Tax RB	5.00%	08/15/2030	1,000	1,074,470
Series 2014 A, Ref. Sr. Lien Special Tax RB	5.00%	08/15/2032	1,680	1,797,818
Series 2014 A, Ref. Sr. Lien Special Tax RB	5.00%	08/15/2033	1,000	1,068,780
Southern California Metropolitan Water District; Series 2009 B, Ref. RB (f)	5.00%	07/01/2027	7,825	7,975,866
Southern California Public Power Authority (Milford Wind Corridor Phase II); Series 2011 1, RB (f)	5.25%	07/01/2031	2,850	3,074,808
Series 2011-1, RB (f)	5.25%	07/01/2029	2,850	3,080,024
Southern California Tobacco Securitization Authority (San Diego County Tobacco Asset Securitization Corp.); Series 2006A-1, Sr. Tobacco Settlement Asset-Backed RB	5.00%	06/01/2037	1,640	1,639,934
Series 2006A-1, Sr. Tobacco Settlement Asset-Backed RB	5.13%	06/01/2046	8,730	8,729,651
Tejon Ranch Public Facilities Financing Authority Community Facilities District No. 2008-1 (Tejon Industrial Complex Public Improments -East); Series 2012 B, Special Tax RB	5.25%	09/01/2042	1,500	1,572,390
Tustin (City of) Public Financing Authority; Series 2011 A, Water RB (b)(c)	5.00%	04/01/2021	3,500	3,760,470
Tustin Unified School District (Community Facilities District No. 97-1); Series 2015, Ref. Special Tax RB (INS-BAM)(d)	5.00%	09/01/2038	7,000	7,698,250
Vernon (City of); Series 2009 A, Electric System RB (b)(c)	5.13%	08/01/2019	510	521,577
Series 2009 A, Electric System RB	5.13%	08/01/2021	1,105	1,125,244
West Contra Costa Unified School District; Series 2005, Unlimited Tax CAB GO Bonds (INS-NATL)(d)(e)	0.00%	08/01/2025	5,000	4,176,850
William S. Hart Union High School District (Election of 2008); Series 2009 A, Unlimited Tax CAB GO Bonds (e)	0.00%	08/01/2032	9,370	5,573,370
Yosemite Community College District (Election of 2004); Series 2008 C, Unlimited Tax CAB GO Bonds (INS-AGM)(d)(e)	0.00%	08/01/2022	2,655	2,453,432
				925,970,417

Guam-4.84%
Guam (Territory of); Series 2011 A, Business Privilege Tax RB	5.25%	01/01/2036	3,000	3,142,320
Guam (Territory of) (Section 30); Series 2009 A, Limited Obligation RB (b)(c)	5.38%	12/01/2019	3,150	3,257,352
Series 2009 A, Limited Obligation RB (b)(c)	5.63%	12/01/2019	595	616,729
Series 2016A, Ref. Ltd. Obligation RB	5.00%	12/01/2031	4,000	4,357,680
Guam (Territory of) International Airport Authority; Series 2013 C, General RB (h)	6.37%	10/01/2043	3,000	3,390,540
Guam (Territory of) Power Authority; Series 2012 A, Ref. RB (INS-AGM)(d)	5.00%	10/01/2026	2,500	2,711,150
Series 2012 A, Ref. RB (INS-AGM)(d)	5.00%	10/01/2027	1,500	1,625,325
Series 2012 A, Ref. RB (INS-AGM)(d)	5.00%	10/01/2030	4,000	4,329,080
Guam (Territory of) Waterworks Authority; Series 2014 A, Ref. Water & Wastewater System RB	5.00%	07/01/2035	1,800	1,879,830
Port Authority of Guam; Series 2018 A, RB	5.00%	07/01/2048	3,675	3,936,881
				29,246,887

Virgin Islands-1.28%
Virgin Islands (Government of) Port Authority; Series 2014 B, Ref. Marine RB	5.00%	09/01/2044	1,720	1,535,100
Virgin Islands (Government of) Public Finance Authority; Series 2015, RB (g)	5.00%	09/01/2030	2,000	2,104,440
Virgin Islands (Government of) Public Finance Authority (Matching Fund Loan Note-Diageo); Series 2009 A, Sub. RB	6.63%	10/01/2029	2,280	2,310,780
Virgin Islands (Government of) Public Finance Authority (Matching Fund Loan Note); Series 2009 B, Ref. Sr. Lien RB	5.00%	10/01/2025	1,665	1,677,487
Series 2010 A, Sr. Lien RB	5.00%	10/01/2029	85	85,638
				7,713,445

See accompanying notes which are an integral part of this schedule.

Invesco California Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Puerto Rico-0.51%

Children’s Trust Fund; Series 2002, Tobacco Settlement Asset-Backed RB	5.50%	05/15/2039	$1,860	$1,864,352
Puerto Rico (Commonwealth of) Electric Power Authority; Series 2007 VV, Ref. RB (INS -NATL)(d)	5.25%	07/01/2030	1,150	1,207,707
				3,072,059
TOTAL INVESTMENTS IN SECURITIES(l)-159.95% (Cost $917,490,525)				966,002,808
FLOATING RATE NOTE OBLIGATIONS-(26.92)%
Notes with interest and fee rates ranging from 2.17% to 2.51% at 11/30/2018 and contractual maturities of collateral ranging from 07/01/2022 to 04/01/2056(See Note 1D)(m)				(162,580,000)
VARIABLE RATE MUNI TERM PREFERRED SHARES-(34.48)%				(208,262,824)
OTHER ASSETS LESS LIABILITIES-1.45%				8,765,193
NET ASSETS APPLICABLE TO COMMON SHARES-100.00%				$603,925,177

Investment Abbreviations:

AGC	- Assured Guaranty Corp.
AGM	- Assured Guaranty Municipal Corp.
AMBAC	- American Municipal Bond Assurance Corp.
BAM	- Build America Mutual Assurance Co.
CAB	- Capital Appreciation Bonds
Conv.	- Convertible
COP	- Certificates of Participation
GO	- General Obligation
INS	- Insurer
LOC	- Letter of Credit
NATL	- National Public Finance Guarantee Corp.
PCR	- Pollution Control Revenue Bonds
RB	- Revenue Bonds
Ref.	- Refunding
RN	- Revenue Notes
Sr.	- Senior
Sub.	- Subordinated
VRD	- Variable Rate Demand

Notes to Schedule of Investments:

(a)	Calculated as a percentage of net assets. Amounts in excess of 100% are due to the Trust’s use of leverage.
(b)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(c)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(d)	Principal and/or interest payments are secured by the bond insurance company listed.
(e)	Zero coupon bond issued at a discount.
(f)	Underlying security related to TOB Trusts entered into by the Trust. See Note 1D.
(g)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2018 was $29,225,817, which represented 4.84% of the Trust’s Net Assets.

(h)	Security subject to the alternative minimum tax.
(i)

Demand security payable upon demand by the Trust at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on November 30, 2018.

(j)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(k)	Convertible CAB. The interest rate shown represents the coupon rate at which the bond will accrue at a specified future date.
(l)

Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy issuer’s obligations. No concentration of any single entity was greater than 5% each.

(m)

Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at November 30, 2018. At November 30, 2018, the Trust’s investments with a value of $253,184,574 are held by TOB Trusts and serve as collateral for the $162,580,000 in the floating rate note obligations outstanding at that date.

See accompanying notes which are an integral part of this schedule.

Invesco California Value Municipal Income Trust

Notes to Quarterly Schedule of Portfolio Holdings

November 30, 2018

(Unaudited)

NOTE 1–Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a trust may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Securities for which market quotations either are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.

The Trust may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Trust investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Bond premiums and discounts are amortized and/or accreted over the lives of the respective securities. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Trust may periodically participate in litigation related to Trust investments. As such, the Trust may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Trust’s net asset value and, accordingly, they reduce the Trust’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Trust and the investment adviser.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Floating Rate Note Obligations – The Trust invests in inverse floating rate securities, such as Tender Option Bonds (“TOBs”), for investment purposes and to enhance the yield of the Trust. Such securities may be purchased in the secondary market without first owning an underlying bond but generally are created through the sale of fixed rate bonds by the Trust to special purpose trusts established by a broker dealer or by the Trust (“TOB Trusts”) in exchange for cash and residual interests in the TOB Trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The TOB Trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Trust to retain residual interests in the bonds. The floating rate notes issued by the TOB Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the TOB Trusts for redemption at par at each reset date. The residual interests held by the Trust (inverse floating rate securities) include the right of the Trust (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the TOB Trust to the Trust, thereby collapsing the TOB Trust. Inverse floating rate securities tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable.

The Trust generally invests in inverse floating rate securities that include embedded leverage, thus exposing the Trust to greater risks and increased costs. The primary risks associated with inverse floating rate securities are varying degrees of liquidity and decreases in the value of such securities in response to changes in interest rates to a greater extent than fixed rate securities having similar credit quality, redemption provisions and maturity, which may cause the Trust’s net asset value to be more volatile than if it had not invested in inverse floating rate

                    Invesco California Value Municipal Income Trust

D.	Floating Rate Note Obligations – (continued)

securities. In certain instances, the short-term floating rate notes created by the TOB Trust may not be able to be sold to third parties or, in the case of holders tendering (or putting) such notes for repayment of principal, may not be able to be remarketed to third parties. In such cases, the TOB Trust holding the fixed rate bonds may be collapsed with the entity that contributed the fixed rate bonds to the TOB Trust. In the case where a TOB Trust is collapsed with the Trust, the Trust will be required to repay the principal amount of the tendered securities, which may require the Trust to sell other portfolio holdings to raise cash to meet that obligation. The Trust could therefore be required to sell other portfolio holdings at a disadvantageous time or price to raise cash to meet this obligation, which risk will be heightened during times of market volatility, illiquidity or uncertainty. The embedded leverage in the TOB Trust could cause the Trust to lose more money than the value of the asset it has contributed to the TOB Trust and greater levels of leverage create the potential for greater losses. In addition, a Trust may enter into reimbursement agreements with the liquidity provider of certain TOB transactions in connection with certain residuals held by the Trust. These agreements commit a Trust to reimburse the liquidity provider to the extent that the liquidity provider must provide cash to a TOB Trust, including following the termination of a TOB Trust resulting from a mandatory tender event (“liquidity shortfall”). The reimbursement agreement will effectively make the Trust liable for the amount of the negative difference, if any, between the liquidation value of the underlying security and the purchase price of the floating rate notes issued by the TOB Trust.

The Trust accounts for the transfer of fixed rate bonds to the TOB Trusts as secured borrowings, with the securities transferred remaining in the Trust’s investment assets, and the related floating rate notes reflected as Trust liabilities under the caption Floating rate note obligations on the Statement of Assets and Liabilities. The carrying amount of the Trust’s floating rate note obligations as reported on the Statement of Assets and Liabilities approximates its fair value. The Trust records the interest income from the fixed rate bonds under the caption Interest and records the expenses related to floating rate obligations and any administrative expenses of the TOB Trusts as a component of Interest, facilities and maintenance fees on the Statement of Operations.

Final rules implementing section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Volcker Rule”) prohibit banking entities from engaging in proprietary trading of certain instruments and limit such entities’ investments in, and relationships with, “covered funds”, as defined in the rules. These rules preclude banking entities and their affiliates from sponsoring and/or providing services for existing TOB Trusts. A new TOB structure is being utilized by the Trust wherein the Trust, as holder of the residuals, will perform certain duties previously performed by banking entities as “sponsors” of TOB Trusts. These duties may be performed by a third-party service provider. The Trust’s expanded role under the new TOB structure may increase its operational and regulatory risk. The new structure is substantially similar to the previous structure; however, pursuant to the Volcker Rule, the remarketing agent would not be able to repurchase tendered floaters for its own account upon a failed remarketing. In the event of a failed remarketing, a banking entity serving as liquidity provider may loan the necessary funds to the TOB Trust to purchase the tendered floaters. The TOB Trust, not the Trust, would be the borrower and the loan from the liquidity provider will be secured by the purchased floaters now held by the TOB Trust. However, as previously described, the Trust would bear the risk of loss with respect to any liquidity shortfall to the extent it entered into a reimbursement agreement with the liquidity provider.

Further, the SEC and various banking agencies have adopted rules implementing credit risk retention requirements for asset-backed securities (the “Risk Retention Rules”). The Risk Retention Rules require the sponsor of a TOB Trust to retain at least 5% of the credit risk of the underlying assets supporting the TOB Trust’s municipal bonds. The Trust has adopted policies intended to comply with the Risk Retention Rules. The Risk Retention Rules may adversely affect the Trust’s ability to engage in TOB Trust transactions or increase the costs of such transactions in certain circumstances.

There can be no assurances that the new TOB structure will continue to be a viable form of leverage. Further, there can be no assurances that alternative forms of leverage will be available to the Trust in order to maintain current levels of leverage. Any alternative forms of leverage may be less advantageous to the Trust, and may adversely affect the Trust’s net asset value, distribution rate and ability to achieve its investment objective.

TOBs are presently classified as private placement securities. Private placement securities are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the “1933 Act”), or are otherwise not readily marketable. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although atypical, these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Trust or less than what may be considered the fair value of such securities.

E.

Other Risks – The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and the Trust’s investments in municipal securities.

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

NOTE 2–Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 – Prices are determined using quoted prices in an active market for identical assets.

Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

                    Invesco California Value Municipal Income Trust

Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Trust’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of November 30, 2018, all of the securities in this Trust were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

                    Invesco California Value Municipal Income Trust

Item 2. Controls and Procedures.

(a)

As of January 25, 2019, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (“Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of January 25, 2019, the Registrant’s disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)

There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:    Invesco California Value Municipal Income Trust

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	January 29, 2019

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	January 29, 2019

By:	/s/ Kelli Gallegos
Kelli Gallegos
Principal Financial Officer

Date:	January 29, 2019

EXHIBIT INDEX

Certifications of Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.